Details of Customer Accounting for Ten Percent or More of Notes Receivable (Detail) (Notes Receivable, Credit Concentration Risk)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer A
Concentration Risk [Line Items]
Percentage of receivable from customer	52.10%	41.60%
Customer B
Concentration Risk [Line Items]
Percentage of receivable from customer	21.30%	28.30%
Customer C
Concentration Risk [Line Items]
Percentage of receivable from customer	13.70%		[1]

[1]	The amount was less than 10%.